UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21574
Investment Company Act File Number
Eaton Vance Floating-Rate Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
May 31
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Floating-Rate Income Trust
August 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 145.4%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Aerospace and Defense — 3.1%
Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		775	$732,375
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017		524	513,705
DAE Aviation Holdings, Inc.
Term Loan, 5.26%, Maturing July 31, 2014		1,417	1,339,349
Term Loan, 5.26%, Maturing July 31, 2014		1,474	1,392,692
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016		1,625	1,616,875
Doncasters (Dundee HoldCo 4 Ltd.)
Term Loan, 4.22%, Maturing May 15, 2015		432	400,125
Term Loan, 4.72%, Maturing May 13, 2016		432	400,125
Term Loan - Second Lien, 6.67%, Maturing January 13, 2016	GBP	550	800,558
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		600	585,000
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 5, 2016		907	872,329
Evergreen International Aviation
Term Loan, 11.50%, Maturing July 5, 2016		1,000	980,000
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		1,863	1,844,853
International Lease Finance Co.
Term Loan, 6.75%, Maturing March 17, 2015		950	950,000
Spirit AeroSystems, Inc.
Term Loan, 3.46%, Maturing September 30, 2016		1,240	1,228,992
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		2,438	2,348,365
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		466	452,325
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		976	912,716

			$17,370,384

Automotive — 5.7%
Allison Transmission, Inc.
Term Loan, 2.96%, Maturing August 7, 2014		3,701	$3,478,850
Autoparts Holdings, Ltd.
Term Loan, 6.50%, Maturing July 28, 2017		475	468,469
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		4,675	4,230,875
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		2,181	2,138,212
Federal-Mogul Corp.
Term Loan, 2.14%, Maturing December 29, 2014		3,582	3,259,232
Term Loan, 2.15%, Maturing December 28, 2015		2,223	2,023,209
Ford Motor Co.
Term Loan, 2.96%, Maturing December 16, 2013		370	365,685
Term Loan, 2.96%, Maturing December 16, 2013		1,469	1,448,297
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.94%, Maturing April 30, 2014		7,175	6,747,492
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		574	547,752

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	3,250	$3,120,000
Metaldyne, LLC
Term Loan, 5.25%, Maturing May 18, 2017	1,696	1,627,920
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 1, 2016	993	985,056
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017	1,175	1,139,750

		$31,580,799

Brokers, Dealers and Investment Houses — 0.3%
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018	1,575	$1,523,812

		$1,523,812

Building and Development — 2.4%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	748	$708,848
Beacon Sales Acquisition, Inc.
Term Loan, 2.23%, Maturing September 30, 2013	1,139	1,081,979
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016	1,318	1,308,487
CB Richard Ellis Services, Inc.
Term Loan, 3.47%, Maturing March 5, 2018	771	738,643
Term Loan, 3.71%, Maturing September 4, 2019	729	696,393
Forestar USA Real Estate Group, Inc.
Revolving Loan, 0.51%, Maturing August 6, 2013(2)	265	256,745
Term Loan, 6.50%, Maturing August 6, 2015	2,457	2,407,767
NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014	167	160,893
November 2005 Land Investors, LLC
Term Loan, 0.00%, Maturing March 31, 2011(3)	305	32,770
Panolam Industries Holdings, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	1,538	1,421,705
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	2,003	1,942,727
Realogy Corp.
Term Loan, 3.19%, Maturing October 10, 2013	138	114,378
Term Loan, 3.27%, Maturing October 10, 2013	663	548,845
South Edge, LLC
Term Loan, 0.00%, Maturing October 31, 2009(3)	1,644	1,561,563

		$12,981,743

Business Equipment and Services — 12.7%
Acxiom Corp.
Term Loan, 3.28%, Maturing March 15, 2015	836	$825,169
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	2,114	2,012,181
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	5,192	4,751,083
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017	648	635,408
BakerCorp.
Term Loan, 5.00%, Maturing June 1, 2018	950	908,438
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	800	776,000
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	2,725	2,602,375
Education Management, LLC
Term Loan, 2.00%, Maturing June 3, 2013	3,741	3,385,588

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017		1,057	$1,004,593
Kronos, Inc.
Term Loan, 2.00%, Maturing June 11, 2014		1,141	1,097,917
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		2,416	2,270,757
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017		725	721,375
Mitchell International, Inc.
Term Loan, 2.25%, Maturing March 28, 2014		965	886,351
Term Loan - Second Lien, 5.50%, Maturing March 30, 2015		1,000	925,000
NE Customer Service
Term Loan, 6.00%, Maturing March 23, 2016		1,778	1,719,731
Protection One Alarm Monitor, Inc.
Term Loan, 6.00%, Maturing June 4, 2016		1,758	1,709,289
Quantum Corp.
Term Loan, 3.75%, Maturing July 14, 2014		118	116,809
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		4,850	4,522,625
Sabre, Inc.
Term Loan, 2.23%, Maturing September 30, 2014		7,231	6,227,519
Safenet, Inc.
Term Loan, 2.72%, Maturing April 12, 2014		1,936	1,853,325
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016		991	921,836
Sitel (Client Logic)
Term Loan, 7.00%, Maturing January 30, 2017		1,790	1,790,042
Softlayer Tech, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		721	708,751
Solera Holdings, LLC
Term Loan, 3.25%, Maturing May 16, 2014	EUR	814	1,133,707
SunGard Data Systems, Inc.
Term Loan, 1.96%, Maturing February 28, 2014		2,181	2,082,688
Term Loan, 3.86%, Maturing February 26, 2016		9,964	9,228,719
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		950	914,375
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,647	1,566,782
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		1,147	1,112,711
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		2,244	2,145,248
Travelport, LLC
Term Loan, 4.75%, Maturing August 21, 2015		584	540,169
Term Loan, 4.75%, Maturing August 21, 2015		682	630,682
Term Loan, 4.75%, Maturing August 21, 2015		2,262	2,092,727
Term Loan, 6.04%, Maturing August 21, 2015	EUR	741	961,805
U.S. Security Holdings, Inc.
Term Loan, 0.50%, Maturing July 28, 2017(2)		134	133,354
Term Loan, 6.00%, Maturing July 28, 2017		691	684,771
Vantiv, LLC
Term Loan, 4.50%, Maturing November 3, 2016		1,394	1,331,216
West Corp.
Term Loan, 4.50%, Maturing July 15, 2016		747	714,563
Term Loan, 4.50%, Maturing July 15, 2016		2,126	2,040,920

			$69,686,599

Cable and Satellite Television — 8.3%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		1,510	$1,451,649

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Bragg Communications, Inc.
Term Loan, 2.82%, Maturing August 31, 2014		2,035	$1,953,780
Bresnan Communications, LLC
Term Loan, 4.50%, Maturing December 14, 2017		1,418	1,366,477
Cequel Communications, LLC
Term Loan, 2.21%, Maturing November 5, 2013		2,129	2,050,664
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016		992	943,814
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		575	557,750
CSC Holdings, Inc.
Term Loan, 1.97%, Maturing March 29, 2016		3,749	3,568,911
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		1,825	1,742,875
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		1,592	1,496,360
Insight Midwest Holdings, LLC
Term Loan, 1.96%, Maturing April 7, 2014		3,677	3,614,286
Kabel Deutschland GmbH
Term Loan, 4.60%, Maturing June 15, 2018	EUR	1,400	1,961,829
Term Loan, 5.35%, Maturing December 13, 2016	EUR	2,000	2,836,291
MCC Iowa, LLC
Term Loan, 1.94%, Maturing January 30, 2015		3,782	3,328,306
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		916	865,384
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,658	1,567,046
Mediacom Illinois, LLC
Term Loan, 1.94%, Maturing January 30, 2015		3,914	3,395,143
Term Loan, 5.50%, Maturing March 31, 2017		983	943,200
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		1,521	1,422,310
ProSiebenSat.1 Media AG
Term Loan, 4.20%, Maturing March 6, 2015	EUR	369	423,878
Term Loan, 4.45%, Maturing March 4, 2016	EUR	369	423,878
Term Loan, 8.83%, Maturing March 6, 2017(4)	EUR	443	395,616
Term Loan - Second Lien, 5.58%, Maturing September 2, 2016	EUR	565	528,723
UPC Broadband Holding B.V.
Term Loan, 3.69%, Maturing December 30, 2016		429	402,873
Term Loan, 5.19%, Maturing December 31, 2016	EUR	2,614	3,516,003
Term Loan, 3.69%, Maturing December 29, 2017		1,410	1,320,137
Term Loan, 5.44%, Maturing December 31, 2017	EUR	1,732	2,344,428
YPSO Holding SA
Term Loan, 4.85%, Maturing June 16, 2014(4)	EUR	203	243,720
Term Loan, 4.85%, Maturing June 16, 2014(4)	EUR	242	290,753
Term Loan, 4.85%, Maturing June 16, 2014(4)	EUR	496	594,843

			$45,550,927

Chemicals and Plastics — 5.9%
Arizona Chemical, Inc.
Term Loan, 4.75%, Maturing November 21, 2016		455	$439,722
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,200	2,159,667
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		640	615,866
Hexion Specialty Chemicals, Inc.
Term Loan, 4.00%, Maturing May 5, 2015		480	439,200
Term Loan, 4.00%, Maturing May 5, 2015		847	783,821
Term Loan, 4.00%, Maturing May 5, 2015		1,889	1,747,737

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		919	$909,534
Huntsman International, LLC
Term Loan, 1.77%, Maturing April 21, 2014		573	540,703
Term Loan, 2.47%, Maturing June 30, 2016		855	791,550
Term Loan, 2.72%, Maturing April 19, 2017		1,563	1,452,929
INEOS Group
Term Loan, 7.50%, Maturing December 16, 2013		2,148	2,190,580
Term Loan, 8.00%, Maturing December 16, 2014		2,109	2,150,874
Term Loan, 9.00%, Maturing December 16, 2015	EUR	1,250	1,749,838
MacDermid, Inc.
Term Loan, 2.22%, Maturing April 11, 2014		482	479,983
Momentive Performance Materials
Term Loan, 3.75%, Maturing May 5, 2015		1,767	1,629,827
Nalco Co.
Term Loan, 4.50%, Maturing October 5, 2017		1,563	1,557,977
Norit NV
Term Loan, 7.50%, Maturing July 7, 2017		1,400	1,396,500
OM Group, Inc.
Term Loan, 5.75%, Maturing August 2, 2017		575	570,688
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		993	965,206
Rockwood Specialties Group, Inc.
Term Loan, 3.75%, Maturing February 9, 2018		2,388	2,339,643
Schoeller Arca Systems Holding
Term Loan, 5.93%, Maturing November 16, 2015	EUR	72	76,296
Term Loan, 5.93%, Maturing November 16, 2015	EUR	206	217,533
Term Loan, 5.93%, Maturing November 16, 2015	EUR	222	234,086
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017		2,351	2,262,557
Styron S.A.R.L.
Term Loan, 6.00%, Maturing August 2, 2017		3,134	2,899,181
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		1,766	1,646,912

			$32,248,410

Clothing/Textiles — 0.1%
Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		550	$539,000

			$539,000

Conglomerates — 2.8%
Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		1,963	$1,933,432
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		775	746,906
RBS Global, Inc.
Term Loan, 2.50%, Maturing July 19, 2013		334	319,627
Term Loan, 2.79%, Maturing July 19, 2013		4,425	4,256,297
RGIS Holdings, LLC
Term Loan, 2.75%, Maturing April 30, 2014		128	120,963
Term Loan, 2.75%, Maturing April 30, 2014		2,560	2,419,266
Service Master Co.
Term Loan, 2.71%, Maturing July 24, 2014		1,805	1,682,947
Term Loan, 2.72%, Maturing July 24, 2014		180	167,596
US Investigations Services, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		860	842,596
Term Loan, 3.00%, Maturing February 21, 2015		784	713,080

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Walter Industries, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		2,618	$2,526,792

			$15,729,502

Containers and Glass Products — 3.4%
Berry Plastics Corp.
Term Loan, 2.21%, Maturing April 3, 2015		1,857	$1,678,463
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		79	74,579
Term Loan, 4.50%, Maturing February 23, 2018		887	840,018
Consolidated Container Co.
Term Loan - Second Lien, 5.75%, Maturing September 28, 2014		1,000	843,333
Graham Packaging Holdings Co.
Term Loan, 6.75%, Maturing April 4, 2014		2,790	2,771,002
Term Loan, 6.00%, Maturing September 23, 2016		1,241	1,230,803
Graphic Packaging International, Inc.
Term Loan, 2.99%, Maturing May 16, 2014		1,136	1,104,132
Hilex Poly Co.
Term Loan, 11.25%, Maturing November 16, 2015		950	912,000
JSG Acquisitions
Term Loan, 3.62%, Maturing December 31, 2014		1,325	1,307,390
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		871	847,771
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		3,017	2,914,341
Term Loan, 5.25%, Maturing August 9, 2018(2)		3,175	3,053,293
Smurfit Kappa Acquisitions
Term Loan, 3.37%, Maturing December 31, 2014		1,325	1,307,390

			$18,884,515

Cosmetics/Toiletries — 1.7%
Alliance Boots Holdings, Ltd.
Term Loan, 3.61%, Maturing July 9, 2015	GBP	2,000	$2,833,818
Term Loan, 4.11%, Maturing July 9, 2015	EUR	1,000	1,304,972
Bausch & Lomb, Inc.
Term Loan, 3.47%, Maturing April 24, 2015		680	637,513
Term Loan, 3.49%, Maturing April 24, 2015		2,792	2,619,033
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.26%, Maturing November 28, 2014		1,075	743,094
Prestige Brands, Inc.
Term Loan, 4.75%, Maturing March 24, 2016		1,518	1,498,769

			$9,637,199

Drugs — 1.5%
Axcan Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		1,617	$1,463,272
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		1,700	1,666,850
Graceway Pharmaceuticals, LLC
Term Loan, 4.97%, Maturing May 3, 2012		595	304,861
Term Loan, 9.97%, Maturing November 3, 2013(4)		317	1,349
Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(5)		1,500	41,250
Warner Chilcott Corp.
Term Loan, 3.75%, Maturing March 17, 2016		855	817,594
Term Loan, 4.25%, Maturing March 15, 2018		906	872,314
Term Loan, 4.25%, Maturing March 15, 2018		1,813	1,744,628
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		1,246	1,199,431

			$8,111,549

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Ecological Services and Equipment — 0.3%
Cory Environmental Holdings
Term Loan - Second Lien, 5.04%, Maturing September 30, 2014(4)	GBP	513	$209,051
Sensus Metering Systems, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		773	746,971
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		1,000	987,500

			$1,943,522

Electronics/Electrical — 7.2%
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		2,767	$2,684,451
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		1,075	1,050,140
Christie/Aix, Inc.
Term Loan, 5.25%, Maturing April 29, 2016		677	649,544
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		2,950	2,750,875
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		1,393	1,288,525
FCI International S.A.S.
Term Loan, 3.62%, Maturing November 1, 2013		175	170,785
Term Loan, 3.62%, Maturing November 1, 2013		175	170,785
Term Loan, 3.62%, Maturing November 1, 2013		181	177,398
Term Loan, 3.62%, Maturing November 1, 2013		181	177,398
Financiere SPIE S.A.S.
Term Loan, Maturing June 29, 2018(6)	EUR	2,000	2,783,220
Freescale Semiconductor, Inc.
Term Loan, 4.44%, Maturing December 1, 2016		3,748	3,425,865
Infor Enterprise Solutions Holdings
Term Loan, 5.72%, Maturing March 3, 2014		500	382,500
Term Loan, 4.98%, Maturing July 28, 2015		1,451	1,291,284
Term Loan, 5.98%, Maturing July 28, 2015		1,626	1,550,728
Term Loan, 5.98%, Maturing July 28, 2015		3,116	2,867,050
Term Loan - Second Lien, 6.47%, Maturing March 3, 2014		183	142,542
Term Loan - Second Lien, 6.47%, Maturing March 3, 2014		317	251,750
Network Solutions, LLC
Term Loan, 2.48%, Maturing March 7, 2014		456	446,510
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		3,067	2,948,454
Open Solutions, Inc.
Term Loan, 2.38%, Maturing January 23, 2014		2,853	2,362,875
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		3,975	3,840,844
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016		946	931,564
Ship US Bidco, Inc.
Term Loan, 6.01%, Maturing November 30, 2017	GBP	1,000	1,569,866
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015		555	537,183
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		2,798	2,695,604
SS&C Technologies, Inc.
Term Loan, 2.25%, Maturing November 23, 2012		461	450,461
VeriFone, Inc.
Term Loan, 2.98%, Maturing October 31, 2013		740	735,802
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016		1,114	1,069,824

			$39,403,827

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Farming/Agriculture — 0.3%
WM. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016		1,657	$1,625,902

			$1,625,902

Financial Intermediaries — 5.0%
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018		1,875	$1,781,250
Fidelity National Information Services, Inc.
Term Loan, 5.25%, Maturing July 18, 2016		1,729	1,712,081
First Data Corp.
Term Loan, 2.97%, Maturing September 24, 2014		257	228,173
Term Loan, 2.97%, Maturing September 24, 2014		489	433,645
Term Loan, 2.97%, Maturing September 24, 2014		1,238	1,098,192
Term Loan, 4.22%, Maturing March 23, 2018		1,636	1,381,143
Grosvenor Capital Management
Term Loan, 4.25%, Maturing December 5, 2016		1,397	1,396,878
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 14, 2016		1,314	1,287,440
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		2,585	2,449,544
Jupiter Asset Management Group
Term Loan, 4.50%, Maturing March 17, 2015	GBP	240	376,872
LPL Holdings, Inc.
Term Loan, 1.98%, Maturing June 28, 2013		1,007	984,737
Term Loan, 4.25%, Maturing June 25, 2015		3,168	3,124,756
Term Loan, 5.25%, Maturing June 28, 2017		2,349	2,325,738
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		3,308	3,261,178
Nuveen Investments, Inc.
Term Loan, 3.25%, Maturing November 13, 2014		1,811	1,675,491
Term Loan, 5.75%, Maturing May 12, 2017		2,116	1,978,884
RJO Holdings Corp. (RJ O’Brien)
Term Loan, 6.21%, Maturing December 10, 2015(7)		15	12,549
Term Loan, 6.21%, Maturing December 10, 2015(7)		485	384,717
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	1,000	1,548,223

			$27,441,491

Food Products — 4.5%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		2,444	$2,303,352
American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018		741	674,450
Dean Foods Co.
Term Loan, 1.75%, Maturing April 2, 2014		3,679	3,605,449
Dole Food Company, Inc.
Term Loan, 5.05%, Maturing July 6, 2018		1,103	1,069,425
Term Loan, 5.06%, Maturing July 6, 2018		2,048	1,986,075
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		1,125	1,068,750
Liberator Midco, Ltd.
Term Loan, 5.29%, Maturing April 29, 2016	GBP	1,000	1,601,386
Michael Foods Holdings, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		794	754,403
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		1,888	1,850,479
Pinnacle Foods Finance, LLC
Term Loan, 2.69%, Maturing April 2, 2014		7,425	7,025,747
Provimi Group SA
Term Loan, 2.10%, Maturing June 28, 2015		220	218,105

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Term Loan, 2.10%, Maturing June 28, 2015		270	$268,405
Term Loan, 3.22%, Maturing June 28, 2015	EUR	31	43,649
Term Loan, 3.22%, Maturing June 28, 2015	EUR	284	405,239
Term Loan, 3.22%, Maturing June 28, 2015	EUR	422	601,609
Term Loan, 3.22%, Maturing June 28, 2015	EUR	462	658,384
Term Loan - Second Lien, 4.47%, Maturing December 28, 2016		178	173,660
Term Loan - Second Lien, 5.60%, Maturing December 28, 2016	EUR	29	40,695
Term Loan - Second Lien, 5.60%, Maturing December 28, 2016	EUR	397	557,354

			$24,906,616

Food Service — 6.6%
Aramark Corp.
Term Loan, 2.06%, Maturing January 27, 2014		194	$182,687
Term Loan, 2.12%, Maturing January 27, 2014		2,401	2,265,105
Term Loan, 2.83%, Maturing January 27, 2014	GBP	1,194	1,821,546
Term Loan, 3.44%, Maturing July 26, 2016		348	324,482
Term Loan, 3.50%, Maturing July 26, 2016		5,298	4,933,962
Buffets, Inc.
Term Loan, 12.00%, Maturing April 21, 2015(4)		1,410	979,790
Term Loan, 7.50%, Maturing April 22, 2015(4)(7)		137	77,175
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		6,171	5,886,062
Del Monte Corp.
Term Loan, 4.50%, Maturing March 8, 2018		4,175	3,981,906
Denny’s, Inc.
Term Loan, 5.28%, Maturing September 30, 2016		748	733,040
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		1,805	1,748,907
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		3,483	3,368,792
NPC International, Inc.
Term Loan, 1.99%, Maturing May 3, 2013		296	293,949
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013		558	516,971
Term Loan, 2.56%, Maturing June 14, 2014		5,701	5,278,529
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		523	497,623
Selecta
Term Loan - Second Lien, 5.77%, Maturing December 28, 2015	EUR	741	721,402
U.S. Foodservice, Inc.
Term Loan, 2.72%, Maturing July 3, 2014		1,992	1,807,941
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		941	931,097

			$36,350,966

Food/Drug Retailers — 4.5%
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		4,238	$4,046,812
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		3,361	3,224,094
Pantry, Inc. (The)
Term Loan, 1.98%, Maturing May 15, 2014		242	237,011
Term Loan, 1.98%, Maturing May 15, 2014		842	823,106
Rite Aid Corp.
Term Loan, 1.97%, Maturing June 4, 2014		8,358	7,700,119
Term Loan, 4.50%, Maturing March 2, 2018		2,405	2,249,135
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		3,026	2,919,775

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018	3,666	$3,425,244

		$24,625,296

Forest Products — 0.3%
Georgia-Pacific Corp.
Term Loan, 3.57%, Maturing December 23, 2014	1,529	$1,525,601

		$1,525,601

Health Care — 18.9%
1-800-Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015	904	$895,371
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017	2,650	2,504,250
Alliance Healthcare Services
Term Loan, 5.50%, Maturing June 1, 2016	1,330	1,223,370
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015	1,259	1,221,291
Term Loan, 6.50%, Maturing September 18, 2015	750	727,500
Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016	1,244	1,200,219
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015	594	569,767
Term Loan, 8.50%, Maturing April 14, 2015	594	569,767
Biomet, Inc.
Term Loan, 3.24%, Maturing March 25, 2015	6,823	6,391,341
Bright Horizons Family Solutions, Inc.
Term Loan, 4.23%, Maturing May 28, 2015	1,034	989,680
Capsugel Healthcare, Ltd.
Term Loan, 5.25%, Maturing August 1, 2018	1,450	1,405,775
Cardinal Health 409, Inc.
Term Loan, 2.47%, Maturing April 10, 2014	2,352	2,040,360
Carestream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017	1,721	1,413,115
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019	130	112,775
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 29, 2016	878	860,334
Community Health Systems, Inc.
Term Loan, 2.57%, Maturing July 25, 2014	349	325,477
Term Loan, 2.57%, Maturing July 25, 2014	6,778	6,328,583
Term Loan, 3.82%, Maturing January 25, 2017	3,403	3,126,853
ConMed Corp.
Term Loan, 1.73%, Maturing April 12, 2013	482	472,687
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016	997	933,903
CRC Health Corp.
Term Loan, 4.75%, Maturing November 16, 2015	2,034	1,952,713
Dako EQT Project Delphi
Term Loan - Second Lien, 4.00%, Maturing December 12, 2016	500	434,375
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	3,383	3,287,430
DJO Finance, LLC
Term Loan, 3.22%, Maturing May 20, 2014	716	665,999
Fresenius SE
Term Loan, 3.50%, Maturing September 10, 2014	308	301,078
Term Loan, 3.50%, Maturing September 10, 2014	686	672,121
Grifols SA
Term Loan, 6.00%, Maturing June 1, 2017	2,400	2,367,000
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	746	711,736

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Harvard Drug Group, LLC
Term Loan, 6.50%, Maturing April 8, 2016		113	$109,641
Term Loan, 6.50%, Maturing April 8, 2016		824	797,390
HCA, Inc.
Term Loan, 3.50%, Maturing March 31, 2017		6,452	5,999,292
Term Loan, 3.50%, Maturing May 1, 2018		2,690	2,542,499
Health Management Associates, Inc.
Term Loan, 2.00%, Maturing February 28, 2014		9,025	8,422,986
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		1,895	1,764,951
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		775	754,656
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		1,432	1,371,036
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		2,137	2,027,192
Term Loan, 6.75%, Maturing May 15, 2018		1,325	1,252,125
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		2,075	1,945,312
Lifepoint Hospitals, Inc.
Term Loan, 3.08%, Maturing April 15, 2015		2,251	2,197,937
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		962	918,779
Medpace, Inc.
Term Loan, 6.50%, Maturing June 22, 2017		975	936,000
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017		925	906,500
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		2,885	2,691,707
Nyco Holdings
Term Loan, 5.10%, Maturing December 29, 2014	EUR	472	670,978
Term Loan, 5.85%, Maturing December 29, 2015	EUR	471	670,813
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		721	699,041
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		2,617	2,499,116
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 1, 2016		1,210	1,185,494
ReAble Therapeutics Finance, LLC
Term Loan, 2.23%, Maturing November 18, 2013		2,616	2,576,378
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		821	811,640
Royalty Pharma Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		3,950	3,841,375
Select Medical Holdings Corp.
Term Loan, 5.50%, Maturing May 25, 2018		3,400	3,081,250
Skillsoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017		978	956,373
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		848	835,157
Sunrise Medical Holdings, Inc.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	264	351,108
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,675	1,574,500
Universal Health Services, Inc.
Term Loan, 4.00%, Maturing November 15, 2016		2,361	2,267,695
Vanguard Health Holding Co., LLC
Term Loan, 5.00%, Maturing January 29, 2016		1,778	1,696,139

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
VWR Funding, Inc.
Term Loan, 2.72%, Maturing June 30, 2014	2,148	$1,995,752

		$104,055,682

Home Furnishings — 0.7%
Hunter Fan Co.
Term Loan, 2.72%, Maturing April 16, 2014	413	$379,869
National Bedding Co., LLC
Term Loan, 3.75%, Maturing November 28, 2013	1,441	1,419,305
Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	2,050	1,886,000

		$3,685,174

Industrial Equipment — 3.5%
Alliance Laundry Systems, LLC
Term Loan, 6.25%, Maturing September 30, 2016	933	$910,000
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014	682	622,776
Term Loan, 3.62%, Maturing February 7, 2014	823	738,835
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,297	1,186,526
Butterfly Wendel US, Inc.
Term Loan, 3.44%, Maturing June 23, 2014	301	285,512
Term Loan, 4.19%, Maturing June 22, 2015	300	285,419
EPD Holdings, (Goodyear Engineering Products)
Term Loan, 2.73%, Maturing July 31, 2014	241	213,287
Term Loan, 2.73%, Maturing July 31, 2014	1,683	1,489,142
Term Loan - Second Lien, 5.97%, Maturing July 31, 2015	850	718,250
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing November 23, 2016	993	992,500
Generac Acquisition Corp.
Term Loan, 2.74%, Maturing November 11, 2013	1,312	1,271,990
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014	77	75,168
Term Loan, 8.25%, Maturing September 21, 2014	193	191,963
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	773	730,061
KION Group GmbH
Term Loan, 3.72%, Maturing December 23, 2014(4)	1,026	854,030
Term Loan, 3.97%, Maturing December 23, 2015(4)	1,026	854,030
Pinafore, LLC
Term Loan, 4.25%, Maturing September 29, 2016	2,209	2,153,434
Polypore, Inc.
Term Loan, 2.22%, Maturing July 3, 2014	4,603	4,418,472
Sequa Corp.
Term Loan, 3.50%, Maturing December 3, 2014	794	749,442
Terex Corp.
Term Loan, 5.50%, Maturing April 28, 2017	800	784,666

		$19,525,503

Insurance — 3.1%
Alliant Holdings I, Inc.
Term Loan, 3.25%, Maturing August 21, 2014	3,657	$3,382,645
AmWINS Group, Inc.
Term Loan, 4.54%, Maturing June 8, 2013	948	900,713
Term Loan - Second Lien, 5.75%, Maturing June 8, 2014	500	457,500
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	1,567	1,535,783
CCC Information Services Group, Inc.
Term Loan, 5.50%, Maturing November 11, 2015	1,617	1,578,474
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016	1,338	1,314,640

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Crawford & Company
Term Loan, 5.00%, Maturing October 30, 2013	1,256	$1,249,661
Crump Group, Inc.
Term Loan, 3.23%, Maturing August 1, 2014	685	654,561
HUB International Holdings, Inc.
Term Loan, 2.75%, Maturing June 13, 2014	427	393,102
Term Loan, 2.75%, Maturing June 13, 2014	1,901	1,749,256
Term Loan, 6.75%, Maturing June 13, 2014	614	594,105
U.S.I. Holdings Corp.
Term Loan, 2.73%, Maturing May 5, 2014	3,322	3,206,121

		$17,016,561

Leisure Goods/Activities/Movies — 7.4%
Alpha D2, Ltd.
Term Loan, 2.65%, Maturing December 31, 2013	864	$816,037
Term Loan, 2.65%, Maturing December 31, 2013	1,582	1,493,409
Term Loan - Second Lien, 3.90%, Maturing June 30, 2014	2,000	1,818,334
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 16, 2016	5,403	5,070,051
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018	1,500	1,455,000
Bombardier Recreational Products
Term Loan, 2.75%, Maturing June 28, 2013	3,015	2,826,135
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016	924	878,607
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	2,219	2,157,992
Cinemark, Inc.
Term Loan, 3.48%, Maturing April 29, 2016	3,883	3,749,446
ClubCorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 9, 2016	721	681,699
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing May 12, 2016	988	957,875
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.25%, Maturing May 11, 2013	62	61,737
Term Loan, 6.25%, Maturing May 11, 2013	918	913,702
Fender Musical Instruments Corp.
Term Loan, 2.48%, Maturing June 9, 2014	286	264,476
Term Loan, 2.48%, Maturing June 9, 2014	566	523,490
Miramax Film NY, LLC
Term Loan, 7.75%, Maturing May 20, 2016	1,004	998,827
National CineMedia, LLC
Term Loan, 1.75%, Maturing February 13, 2015	2,162	2,043,155
Regal Cinemas Corp.
Term Loan, 3.50%, Maturing August 23, 2017	4,030	3,813,151
Revolution Studios Distribution Co., LLC
Term Loan, 3.98%, Maturing December 21, 2014	1,036	766,489
Term Loan - Second Lien, 7.23%, Maturing June 21, 2015(7)	900	277,200
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017	1,890	1,840,513
Six Flags Theme Parks, Inc.
Term Loan, 5.25%, Maturing June 30, 2016	3,506	3,444,492
SRAM, LLC
Term Loan, 4.77%, Maturing June 7, 2018	1,475	1,408,625
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	500	492,500
Zuffa, LLC
Term Loan, 2.31%, Maturing June 19, 2015	1,937	1,835,401

		$40,588,343

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Lodging and Casinos — 3.2%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		1,172	$1,126,156
Gala Electric Casinos, Ltd.
Term Loan, 5.71%, Maturing May 30, 2018	GBP	1,850	2,485,070
Harrah’s Operating Co.
Term Loan, 3.24%, Maturing January 28, 2015		408	352,659
Term Loan, 3.25%, Maturing January 28, 2015		2,756	2,385,443
Term Loan, 9.50%, Maturing October 31, 2016		2,955	2,969,775
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		1,045	1,004,702
Las Vegas Sands, LLC
Term Loan, 1.72%, Maturing May 23, 2014		176	164,438
Term Loan, 1.72%, Maturing May 23, 2014		816	762,774
Term Loan, 2.72%, Maturing November 23, 2016		393	366,837
Term Loan, 2.72%, Maturing November 23, 2016		1,342	1,248,347
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		1,833	1,650,098
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,275	1,249,500
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		189	206,559
VML US Finance, LLC
Term Loan, 4.73%, Maturing May 25, 2012		182	181,435
Term Loan, 4.73%, Maturing May 27, 2013		425	422,272
Term Loan, 4.73%, Maturing May 27, 2013		976	969,785

			$17,545,850

Nonferrous Metals/Minerals — 1.5%
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		3,162	$3,023,662
Noranda Aluminum Acquisition
Term Loan, 1.97%, Maturing May 16, 2014		300	289,427
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		2,313	2,223,732
Oxbow Carbon and Mineral Holdings
Term Loan, 3.74%, Maturing May 8, 2016		2,256	2,160,520
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		575	552,000

			$8,249,341

Oil and Gas — 3.0%
Big West Oil, LLC
Term Loan, 7.00%, Maturing March 31, 2016		579	$577,500
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		246	247,097
Term Loan, 9.00%, Maturing June 23, 2017		2,846	2,912,661
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016		541	546,228
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		2,364	2,277,589
Gibson Energy
Term Loan, 5.75%, Maturing June 14, 2018		2,325	2,223,281
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		1,375	1,321,719
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		4,461	4,438,684
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		120	116,009
Term Loan, 6.50%, Maturing April 20, 2017		196	189,928

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Term Loan, 6.50%, Maturing April 20, 2017		1,478	$1,433,333

			$16,284,029

Publishing — 6.6%
Aster Zweite Beteiligungs GmbH
Term Loan, 4.71%, Maturing December 30, 2016		1,850	$1,661,531
Cengage Learning, Inc.
Term Loan, 2.50%, Maturing July 3, 2014		995	831,182
GateHouse Media Operating, Inc.
Term Loan, 2.23%, Maturing August 28, 2014		643	182,045
Term Loan, 2.23%, Maturing August 28, 2014		1,507	427,107
Term Loan, 2.47%, Maturing August 28, 2014		741	210,052
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		2,452	2,421,076
IWCO Direct, Inc.
Term Loan, 3.60%, Maturing August 7, 2014		188	165,287
Term Loan, 3.60%, Maturing August 7, 2014		1,802	1,585,620
Lamar Media Corp.
Term Loan, 4.00%, Maturing December 30, 2016		631	615,483
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		5,253	4,701,299
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		306	302,392
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		5,113	4,959,738
Nelson Education, Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		473	390,059
Nielsen Finance, LLC
Term Loan, 2.21%, Maturing August 9, 2013		6,201	5,927,822
Term Loan, 3.96%, Maturing May 2, 2016		1,968	1,886,413
SGS International, Inc.
Term Loan, 3.77%, Maturing September 30, 2013		513	513,233
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013		898	866,224
Term Loan, 15.00%, Maturing March 18, 2014(4)		628	580,862
Springer Science+Business Media S.A.
Term Loan, 4.22%, Maturing June 17, 2016		1,000	977,500
Trader Media Corp., Ltd.
Term Loan, 4.66%, Maturing June 8, 2017	GBP	1,475	2,266,510
Term Loan, 5.66%, Maturing December 1, 2017	GBP	1,000	1,509,669
Xsys, Inc.
Term Loan, 4.71%, Maturing December 31, 2014		1,834	1,647,476
Term Loan, 4.71%, Maturing December 30, 2016		1,642	1,474,281

			$36,102,861

Radio and Television — 4.6%
Block Communications, Inc.
Term Loan, 2.22%, Maturing December 21, 2012		898	$884,284
Cumulus Media, Inc.
Term Loan, Maturing August 30, 2018(6)		4,700	4,394,500
Gray Television, Inc.
Term Loan, 3.71%, Maturing December 31, 2014		710	658,309
HIT Entertainment, Inc.
Term Loan, 5.51%, Maturing June 1, 2012		955	928,492
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		1,000	955,000
Live Nation Worldwide, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		2,592	2,456,098
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		589	568,194

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
New Young Broadcasting Holding Co., Inc.
Term Loan, 8.00%, Maturing June 30, 2015		216	$214,363
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		921	888,722
P7S1 Broadcasting Holding II B.V.
Term Loan, 4.03%, Maturing July 1, 2016	EUR	4,281	5,778,044
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		1,000	947,500
Univision Communications, Inc.
Term Loan, 2.22%, Maturing September 29, 2014		3,423	3,063,697
Term Loan, 4.47%, Maturing March 31, 2017		1,923	1,656,291
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		2,269	2,192,723

			$25,586,217

Retailers (Except Food and Drug) — 4.0%
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		1,737	$1,667,400
FTD, Inc.
Term Loan, 4.75%, Maturing June 6, 2018		1,450	1,393,812
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		2,065	2,031,075
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		1,820	1,636,118
Michaels Stores, Inc.
Term Loan, 2.50%, Maturing October 31, 2013		1,852	1,761,267
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		3,450	3,206,775
Orbitz Worldwide, Inc.
Term Loan, 3.26%, Maturing July 25, 2014		2,090	1,859,941
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		1,386	1,299,375
Phillips-Van Heusen Corp.
Term Loan, 3.50%, Maturing May 6, 2016		623	617,976
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		2,050	1,955,187
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		1,372	1,326,987
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,592	1,459,334
Vivarte
Term Loan, 3.28%, Maturing March 9, 2015	EUR	29	34,538
Term Loan, 3.28%, Maturing March 9, 2015	EUR	62	75,515
Term Loan, 3.28%, Maturing March 9, 2015	EUR	347	419,721
Term Loan, 3.90%, Maturing March 8, 2016	EUR	441	532,700
Term Loan, 3.90%, Maturing May 29, 2016	EUR	18	22,245
Term Loan, 3.90%, Maturing May 29, 2016	EUR	71	86,052
Yankee Candle Company, Inc. (The)
Term Loan, 2.23%, Maturing February 6, 2014		651	612,661

			$21,998,679

Steel — 0.1%
Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(4)(7)		770	$722,436

			$722,436

Surface Transport — 1.1%
Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		3,965	$3,776,722

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		2,571	$2,456,567

			$6,233,289

Telecommunications — 7.6%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		2,065	$1,970,427
Asurion Corp.
Term Loan, 5.50%, Maturing May 24, 2018		6,343	5,962,003
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		1,250	1,207,813
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		950	933,375
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		2,294	2,213,951
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		11,746	11,285,524
Macquarie UK Broadcast Ventures, Ltd.
Term Loan, 2.91%, Maturing December 1, 2014	GBP	828	1,098,727
MetroPCS Wireless
Term Loan, 4.07%, Maturing November 4, 2016		990	926,523
Term Loan, 4.00%, Maturing March 16, 2018		4,539	4,215,239
NTelos, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,969	1,870,300
SBA Communications Corp.
Term Loan, 3.75%, Maturing June 29, 2018		1,050	1,013,250
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		997	969,232
Telesat Canada, Inc.
Term Loan, 3.23%, Maturing October 31, 2014		156	148,425
Term Loan, 3.23%, Maturing October 31, 2014		1,814	1,727,920
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		748	718,200
Wind Telecomunicazioni SpA
Term Loan, 5.60%, Maturing December 15, 2017	EUR	4,100	5,516,644

			$41,777,553

Utilities — 3.5%
AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		2,918	$2,821,646
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		962	949,738
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		1,075	999,750
Term Loan, 4.50%, Maturing April 2, 2018		3,167	2,945,368
Dynegy Holdings, Inc.
Term Loan, 9.25%, Maturing August 4, 2016		575	559,547
Term Loan, 9.25%, Maturing August 4, 2016		1,050	1,032,500
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018		623	601,617
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		4,975	4,838,187
TXU Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.74%, Maturing October 10, 2017		6,000	4,425,259

			$19,173,612

Total Senior Floating-Rate Interests
(identified cost $837,151,920)			$800,212,790

Corporate Bonds & Notes — 9.5%

		Principal
		Amount*
Security		(000’s omitted)	Value
Aerospace and Defense — 0.3%
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14		1,000	$953,750
6.75%, 9/1/16(8)		400	406,000
7.125%, 9/1/18(8)		400	406,000

			$1,765,750

Automotive — 0.0%(9)
American Axle & Manufacturing Holdings, Inc., Sr. Notes
9.25%, 1/15/17(8)		135	$143,775

			$143,775

Broadcast Radio and Television — 0.3%
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17(8)		1,000	$980,000
XM Satellite Radio Holdings, Inc.
13.00%, 8/1/13(8)		480	541,200

			$1,521,200

Building and Development — 0.7%
AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)		2,038	$1,971,765
Grohe Holding GmbH, Variable Rate
4.48%, 1/15/14(10)	EUR	1,575	2,089,974

			$4,061,739

Business Equipment and Services — 0.5%
Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18		40	$40,500
6.875%, 1/15/20		40	40,900
Education Management, LLC, Sr. Notes
8.75%, 6/1/14		445	437,212
RSC Equipment Rental, Inc., Sr. Notes
10.00%, 7/15/17(8)		750	810,000
SunGard Data Systems, Inc., Sr. Notes
10.625%, 5/15/15		1,380	1,469,700
Ticketmaster Entertainment, Inc.
10.75%, 8/1/16		45	47,925

			$2,846,237

Cable and Satellite Television — 0.5%
Virgin Media Finance PLC, Sr. Notes
6.50%, 1/15/18		2,500	$2,675,000

			$2,675,000

Chemicals and Plastics — 0.3%
INEOS Group Holdings PLC, Sr. Sub. Notes
8.50%, 2/15/16(8)		345	$301,875
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(8)	EUR	1,225	1,486,958
Wellman Holdings, Inc.
5.00%, 1/29/19(4)(7)		166	91,862

			$1,880,695

Conglomerates — 0.0%(9)
RBS Global & Rexnord Corp.
11.75%, 8/1/16		175	$185,063

			$185,063

		Principal
		Amount*
Security		(000’s omitted)	Value
Containers and Glass Products — 0.2%
Berry Plastics Corp., Sr. Notes, Variable Rate
4.999%, 2/15/15		1,000	$945,000

			$945,000

Cosmetics/Toiletries — 0.3%
Revlon Consumer Products Corp.
9.75%, 11/15/15(8)		1,420	$1,519,400

			$1,519,400

Electronics/Electrical — 0.1%
NXP BV/NXP Funding, LLC, Variable Rate
2.999%, 10/15/13		761	$741,024

			$741,024

Financial Intermediaries — 1.2%
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		1,000	$945,000
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15		2,250	2,716,875
8.00%, 12/15/16		260	288,937
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	1,000	1,282,077
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(8)		1,375	1,361,250

			$6,594,139

Food Service — 0.1%
NPC International, Inc., Sr. Sub. Notes
9.50%, 5/1/14		280	$282,450

			$282,450

Forest Products — 0.0%(9)
Verso Paper Holdings, LLC/Verso Paper, Inc.
11.375%, 8/1/16		165	$129,525

			$129,525

Health Care — 0.2%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17		180	$179,775
Biomet, Inc.
10.375%, 10/15/17(4)		125	132,500
11.625%, 10/15/17		600	645,000
DJO Finance, LLC/DJO Finance Corp.
10.875%, 11/15/14(8)		205	212,944

			$1,170,219

Industrial Equipment — 0.3%
Chart Industries, Inc., Sr. Sub. Notes
9.125%, 10/15/15		215	$223,600
Terex Corp., Sr. Notes
10.875%, 6/1/16		1,000	1,117,500

			$1,341,100

Insurance — 0.1%
Alliant Holdings I, Inc.
11.00%, 5/1/15(8)		50	$51,500
HUB International Holdings, Inc., Sr. Notes
9.00%, 12/15/14(8)		140	137,200
U.S.I. Holdings Corp., Sr. Notes, Variable Rate
4.161%, 11/15/14(8)		75	67,500

			$256,200

	Principal
	Amount*
Security	(000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	85	$86,062
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	105	109,331
6.875%, 12/1/13	40	41,300
7.25%, 6/15/16	25	25,938
7.25%, 3/15/18	50	50,625

		$313,256

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
9.375%, 12/15/14(5)(8)	535	$197,950
CCM Merger, Inc.
8.00%, 8/1/13(8)	65	63,375
Harrah’s Operating Co., Inc., Sr. Notes
11.25%, 6/1/17	1,000	1,082,500
Inn of the Mountain Gods Resort & Casino, Sr. Notes
1.25%, 11/30/20(4)(8)	358	203,446
8.75%, 11/30/20(8)	155	152,675
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%, 4/1/12	165	120,450
7.125%, 8/15/14	240	133,800
6.875%, 2/15/15	260	142,350
Peninsula Gaming, LLC
10.75%, 8/15/17(8)	1,000	1,032,500
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	345	348,450
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(7)(8)	239	153,603

		$3,631,099

Nonferrous Metals/Minerals — 0.3%
CII Carbon, LLC
11.125%, 11/15/15(8)	195	$195,000
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
8.25%, 12/15/17	1,000	1,035,000
8.50%, 12/15/19	335	344,212

		$1,574,212

Oil and Gas — 0.1%
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	135	$145,125
Petroplus Finance, Ltd.
7.00%, 5/1/17(8)	160	140,000
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	135	149,513
SESI, LLC, Sr. Notes
6.875%, 6/1/14	65	65,650

		$500,288

Publishing — 0.5%
Laureate Education, Inc.
10.00%, 8/15/15(8)	1,100	$1,108,250
10.25%, 8/15/15(4)(8)	1,349	1,372,968
11.75%, 8/15/17(8)	105	111,037

		$2,592,255

Rail Industries — 0.1%
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	195	$194,512

	Principal
	Amount*
Security	(000’s omitted)	Value
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	500	$540,000

		$734,512

Retailers (Except Food and Drug) — 0.5%
Amscan Holdings, Inc., Sr. Sub. Notes
8.75%, 5/1/14	455	$450,450
Sally Holdings, LLC, Sr. Notes
9.25%, 11/15/14	670	693,450
10.50%, 11/15/16	510	541,875
Toys “R” Us
10.75%, 7/15/17	1,000	1,085,000

		$2,770,775

Steel — 0.0%(9)
RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(5)(7)	495	$50

		$50

Surface Transport — 0.0%(9)
CEVA Group PLC, Sr. Notes
11.50%, 4/1/18(8)	205	$190,138
Hertz Corp.
8.875%, 1/1/14	5	5,088

		$195,226

Telecommunications — 0.4%
Avaya, Inc., Sr. Notes
9.75%, 11/1/15	840	$718,200
EH Holding Corp., Sr. Notes
6.50%, 6/15/19(8)	1,000	1,005,000
Intelsat Bermuda, Ltd.
11.25%, 6/15/16	205	214,737
Telesat Canada/Telesat, LLC, Sr. Notes
11.00%, 11/1/15	405	436,894

		$2,374,831

Utilities — 1.7%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	5,100	$5,176,500
7.875%, 1/15/23(8)	3,825	3,906,281
NGC Corp.
7.625%, 10/15/26	430	245,100
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	20	20,300

		$9,348,181

Total Corporate Bonds & Notes (identified cost $52,567,902)		$52,093,201

Asset-Backed Securities — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.747%, 12/15/20(11)	$443	$354,486
Avalon Capital Ltd. 3, Series 1A, Class D, 2.258%, 2/24/19(8)(11)	589	422,507
Babson Ltd., Series 2005-1A, Class C1, 2.199%, 4/15/19(8)(11)	753	514,983
Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.299%, 1/15/19(8)(11)	1,000	800,801
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.752%, 3/8/17(11)	985	728,663
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.00%, 7/17/19(11)	750	516,032

	Principal
	Amount
Security	(000’s omitted)	$Value
Comstock Funding Ltd., Series 2006-1A, Class D, 4.569%, 5/30/20(8)(11)	$692	$455,858
First CLO Ltd., Series 2004-1A1, Class C, 2.552%, 7/27/16(8)(11)	1,000	860,836

Total Asset-Backed Securities (identified cost $6,041,562)		$4,654,166

Common Stocks — 2.0%

Security	Shares	Value
Automotive — 0.5%
Dayco Products, LLC(7)(12)(13)	20,780	$966,270
Hayes Lemmerz International, Inc.(7)(12)(13)	35,798	2,004,688

		$2,970,958

Building and Development — 0.1%
Panolam Holdings Co.(7)(13)(14)	280	$269,542
United Subcontractors, Inc.(7)(12)(13)	569	43,694

		$313,236

Chemicals and Plastics — 0.0%
Wellman Holdings, Inc.(7)(12)(13)	146	$0

		$0

Diversified Manufacturing — 0.0%(9)
MEGA Brands, Inc.(13)	17,863	$131,295

		$131,295

Financial Intermediaries — 0.0%(9)
RTS Investor Corp.(7)(12)(13)	168	$37,163

		$37,163

Food Service — 0.0%(9)
Buffets, Inc.(7)(13)	25,547	$53,649

		$53,649

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	66,174	$1,328,992

		$1,328,992

Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(13)	83	$5,727
Tropicana Entertainment, Inc.(7)(12)(13)	37,016	527,478

		$533,205

Nonferrous Metals/Minerals — 0.0%(9)
Euramax International, Inc.(7)(12)(13)	701	$210,360

		$210,360

Oil and Gas — 0.0%(9)
SemGroup Corp.(13)	1,565	$35,886

		$35,886

Publishing — 0.7%
Ion Media Networks, Inc.(7)(12)(13)	4,429	$3,100,300
MediaNews Group, Inc.(7)(12)(13)	29,104	551,522
Source Interlink Companies, Inc.(7)(12)(13)	2,290	80,470
SuperMedia, Inc.(13)	10,855	23,013

		$3,755,305

Radio and Television — 0.2%
New Young Broadcasting Holding Co., Inc.(12)(13)	355	$971,813

		$971,813

Security	Shares	Value
Steel — 0.2%
KNIA Holdings, Inc.(7)(12)(13)	13,108	$176,559
RathGibson Acquisition Co., LLC(7)(13)(14)	22,100	739,245

		$915,804

Total Common Stocks (identified cost $6,050,247)		$11,257,666

Warrants — 0.0%(9)

Security	Shares	Value
Oil and Gas — 0.0%(9)
SemGroup Corp., Expires 11/30/14(13)	1,647	$8,647

		$8,647

Publishing — 0.0%
Reader’s Digest Association, Inc., (The), Expires 2/19/14(7)(12)(13)	1,609	$0

		$0

Radio and Television — 0.0%(9)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(12)(13)	4	$10,950

		$10,950

Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(7)(12)(13)	6,680	$0
Oriental Trading Co., Inc., Expires 2/11/16(7)(12)(13)	7,328	0

		$0

Total Warrants (identified cost $6,891)		$19,597

Short-Term Investments — 2.6%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(15)	$12,204	$12,204,349
State Street Bank and Trust Euro Time Deposit, 0.01%, 9/1/11	2,047	2,046,610

Total Short-Term Investments (identified cost $14,250,959)		$14,250,959

Total Investments — 160.3% (identified cost $916,069,481)		$882,488,379

Less Unfunded Loan Commitments — (0.6)%		$(3,574,160)

Net Investments — 159.7% (identified cost $912,495,321)		$878,914,219

Other Assets, Less Liabilities — (45.2)%		$(248,479,620)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.5)%		$(80,030,339)

Net Assets Applicable to Common Shares — 100.0%		$550,404,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)		This Senior Loan will settle after August 31, 2011, at which time the interest rate will be determined.

(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2011, the aggregate value of these securities is $31,036,602 or 5.6% of the Trust’s net assets applicable to common shares.

(9)		Amount is less than 0.05%.

(10)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)		Variable rate security. The stated interest rate represents the rate in effect at August 31, 2011.

(12)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)		Non-income producing security.

(14)		Restricted security.

(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2011 was $3,588.

A summary of open financial instruments at August 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
9/30/11	British Pound Sterling 7,334,476	United States Dollar 11,736,923	Goldman Sachs, Inc.	$(165,425)
9/30/11	Euro 10,633,420	United States Dollar 15,230,619	HSBC Bank USA	(38,919)
10/31/11	Euro 9,929,053	United States Dollar 14,222,127	Deutsche Bank	(30,772)
11/30/11	British Pound Sterling 3,872,388	United States Dollar 6,321,577	JPMorgan Chase Bank	41,848
11/30/11	Euro 10,823,847	United States Dollar 15,658,101	Citigroup Global Markets	125,857

				$(67,411)

At August 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At August 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $167,705 and $235,116, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$912,871,347

Gross unrealized appreciation	$11,202,535
Gross unrealized depreciation	(45,159,663)

Net unrealized depreciation	$(33,957,128)

Restricted Securities

At August 31, 2011, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$269,542
RathGibson Acquisition Co., LLC	6/14/10	22,100	117,286	739,245

Total Restricted Securities			$271,146	$1,008,787

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$795,164,553	$1,474,077	$796,638,630
Corporate Bonds & Notes	—	51,847,686	245,515	52,093,201
Asset-Backed Securities	—	4,654,166	—	4,654,166
Common Stocks	190,194	2,306,532	8,760,940	11,257,666
Warrants	—	19,597	0	19,597
Short-Term Investments	—	14,250,959	—	14,250,959

Total Investments	$190,194	$868,243,493	$10,480,532	$878,914,219

Forward Foreign Currency Exchange Contracts	$—	$167,705	$—	$167,705

Total	$190,194	$868,411,198	$10,480,532	$879,081,924

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(235,116)	$—	$(235,116)

Total	$—	$(235,116)	$—	$(235,116)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in	Investments in
	Floating-Rate	Corporate	Common Stocks
	Interests	Bonds & Notes	and Warrants	Total
Balance as of May 31, 2011	$1,630,220	$164,959	$8,431,442	$10,226,621
Realized gains (losses)	(813,364)	269	—	(813,095)
Change in net unrealized appreciation (depreciation)	797,835	92,034	(843,273)	46,596
Cost of purchases	6,327	4,037	—	10,364
Proceeds from sales	(255,482)	(17,928)	—	(273,410)
Accrued discount (premium)	6,627	2,094	—	8,721
Transfers to Level 3*	101,914	50	1,172,771	1,274,735
Transfers from Level 3*	—	—	—	—

Balance as of August 31, 2011	$1,474,077	$245,515	$8,760,940	$10,480,532

Change in net unrealized appreciation (depreciation) on investments still held as of August 31, 2011	$809,273	$85,735	$(843,273)	$51,735

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At August 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President
Date: October 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President
Date: October 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: October 25, 2011